Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of inventories [line items]
Finished goods		₨ 315,072.3		$ 3,915.3	₨ 296,248.8
Cost of inventories (including cost of purchased products) recognized as expense	₨ 1,966,210.7	2,283,424.2	₨ 2,172,364.1
Inventory write-down expenses	₨ 3,208.1	6,086.3	₨ 6,074.2
Vehicles sold subject to repurchase arrangements [Member]
Disclosure of inventories [line items]
Finished goods		₨ 43,807.1			₨ 43,587.1